Concentration of Investments	12 Months Ended
Dec. 31, 2025
EBP 034
EBP, Risk and Uncertainty [Line Items]
Concentration of Investments	Concentration of Investments
The Plan is concentrated in the following investments as of December 31, 2025 and 2024.

Investment	Description	December 31, 2025	December 31, 2024
MassMutual Stable Value Core	Guaranteed Interest Account	22%	25%